Organization and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Oct. 01, 2019
Organization And Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance initial public offering	$ 819,400	$ 822,630
Underwriting discounts and commissions payments	50,600
Estimated offering expenses payable	9,500
Prepayment of senior notes		665,000
Research and development expenses		5,700	$ 5,900	$ 8,000	$ 6,500
Retained earnings		(219,116)		(162,578)	(142,576)
Revolving Credit Facility [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Revolving Credit Facility, outstanding amount	70,000	$ 44,000		$ 0	$ 0
Revision of Prior Period, Adjustment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings						$ 1,300
2020 Senior Notes [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Senior notes outstanding	350,000
Prepayment of senior notes	$ 337,700
IPO [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period	38,237,500
Shares issued price	$ 23.00
Over-Allotment Option [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period	4,987,500